Investment in Associates - Schedule of Activity Related of Investment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about investment property [line items]
Investment in Polestar Technology	$ 29,400
Polestar Technology
Disclosure of detailed information about investment property [line items]
Recognized share of losses in Polestar Technology	(43,304)
Elimination of effects of downstream sales	$ 13,904